CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2023
Cash, cash equivalents and other investments [Abstract]
Schedule of Other Investments

	As of December 31,
	2023	2022

Investments in debt instruments and other	210,774	100,464
Other investments	156	252

Other investments, net – Non-current	210,930	100,716

Schedule of Cash and Cash Equivalents

	As of December 31,
	2023	2022

(i) Other investments
Other deposits with maturity of more than three months	1,975,646	1,875,026

Other investments - Current	1,975,646	1,875,026
(ii) Cash and cash equivalents
Cash and banks	492,684	371,797
Restricted cash	3,129	30
Short-term bank deposits	478,778	772,953
Other deposits with maturity of less than three months	871,422	508,575

Cash and cash equivalents	1,846,013	1,653,355